MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II      Two World Trade Center

LETTER TO THE SHAREHOLDERS February 28, 2001                            New York, New York 10048

DEAR SHAREHOLDER:

The fixed-income markets rallied over the past year, first, in response to plans to reduce U.S. Treasury debt and, subsequently, to signs of a slowing economy. As the year began, the U.S. economy registered solid economic growth. However, a tight labor market and rising oil prices increased concerns about inflation. The Federal Reserve Board reacted by raising the federal funds rate a total of 100 basis points, bringing this short-term rate to a nine-year high of 6.50 percent. However, long-term Treasury yields trended down, as the federal budget surplus reduced the supply of Treasury securities. Long-term municipal yields also declined during the period.

Both the household and business sectors of the economy slowed considerably during the third quarter of 2000. Volatility in the stock market increased and many equity investments declined. Earlier fears about inflation were replaced by concern over weakening asset prices. The change in market psychology was reinforced in December when comments by Federal Reserve Board Chairman Alan Greenspan signaled a more accommodative monetary policy. These comments sparked a strong rally in the fixed-income markets that lowered interest rates across the yield curve. The markets' reaction was confirmed by two 50-basis-point reductions in the federal funds rate in January and a subsequent 50-basis-point cut in March.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal bond index yield, which had reached a high of
6.18 percent in January 2000, declined to 5.27 percent by the end of February 2001. Bond prices move inversely to changes in interest rates and appreciated. The yield spread between AAA-rated general obligation bonds and lower-rated BBB-rated bonds widened during the year. A widening spread means higher-rated bonds have outperformed.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

Historically, the ratio of municipal yields as a percentage of Treasury yields has been used as a measure of relative value. At the end of February, the ratio stood at an attractive 99 percent. Over the previous three years, the ratio ranged between a high of 100 percent and a low of 83 percent.

State and local government budget surpluses reduced the need to issue bonds. Last year, new-issue volume declined 13 percent to $200 billion.

The impact of lower taxes on municipal securities has again become an issue with the election of George W. Bush as president. Historically, debates on tax reform have created uncertainty about municipal value. However, during previous tax reform debates, municipals performed well once the changes took effect.

                        30-YEAR BOND YIELDS 1995 - 2001

           Insured                       U.S.                    Insured Municipal Yields/
       Municipal Yields            Treasury Yields              U.S. Treasury Yields (Ratio)
1995        6.40%                        7.70%                              83.12%
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.10
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.60
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.60
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12
            5.74                         5.89                               97.45
            5.65                         5.79                               97.58
            5.55                         5.61                               98.93
            5.27                         5.46                               96.52
2001        5.30                         5.50                               96.36
            5.27                         5.31                               99.25

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the 12-month period ended February 28, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (OIB) increased from $8.30 to $8.46 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.51 per share, the Fund's total NAV return was 9.09 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $7.25 to $8.00 per share during the same period. Based on this change plus reinvestment of tax-free

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II dividends, OIB's total market return was 18.10 percent. OIB's share price was trading at a 5.44 percent discount to its NAV on February 28, 2001.

Monthly dividends for the first quarter of 2001, declared in January, were unchanged at $0.0425 per share. The Fund's level of undistributed net investment income was $0.144 per share on February 28, 2001, versus $0.128 per share 12 months earlier.

PORTFOLIO STRUCTURE

The Fund's net assets of $157 million were diversified among 13 long-term sectors and 73 credits. At the end of February, the portfolio's average maturity was 22 years. Average duration, a measure of sensitivity to interest rate changes, was 7.5 years. Nonrated securities comprised over half of OIB's assets. The bonds of three issuers representing 2.6 percent of net assets were currently not accruing interest. Four other issues, totaling 3.9 percent of net assets, were accruing income but may experience difficulty with future debt service payments. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

LOOKING AHEAD

The Federal Reserve Board chairman's comments in December signaled a more accommodative monetary policy. The subsequent actions in January and March to lower interest rates have caused the bond market to anticipate further rate cuts this year. This environment is favorable for fixed-income investment. We believe municipals present good long-term value.

The Fund's procedure for reinvesting of all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the 12-month period ended February 28, 2001, the Fund purchased and retired 618,462 shares of common stock at a weighted average market discount of 11.75 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF FEBRUARY 28, 2001
[% OF NET ASSETS]

IDR/PCR*                                      22%
MORTGAGE                                      13%
RETIREMENT & LIFE CARE FACILITIES             12%
NURSING & HEALTH                              11%
HOSPITAL                                      10%
EDUCATION                                      8%
RECREATIONAL FACILITIES                        8%
TRANSPORTATION                                 6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF FEBRUARY 28, 2001
[% OF TOTAL LONG-TERM PORTFOLIO]

NR                              55%
Baa OR BBB                      19%
Aaa OR AAA                      11%
Ba OR BB                         7%
A OR A                           6%
Aa OR AA                         2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR GRAPH]

                                                               WEIGHTED AVERAGE
               [% of Net Assets]                              MATURITY: 22 YEARS

UNDER 1 YEAR                               1.6%
1-5 YEARS                                  0.0%
5-10 YEARS                                 3.3%
10-20 YEARS                               38.2%
20-30 YEARS                               49.0%
30+ YEARS                                  6.1%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                               FEBRUARY 28, 2001

                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS

                                BONDS CALLABLE

YEARS BONDS
 CALLABLE
-----------
2001                           20%
2002                            2%
2003                            2%
2004                            3%
2005                            8%
2006                           10%
2007                            8%
2008                           14%
2009                           13%
2010                            7%
2011+                          14%

                                                                WEIGHTED AVERAGE
                                                                BOOK YIELD: 7.3%

                              COST (BOOK) YIELD*

2001                           9.9%
2002                           5.8%
2003                           7.8%
2004                           7.5%
2005                           6.7%
2006                           7.1%
2007                           6.0%
2008                           5.8%
2009                           6.5%
2010                           7.3%
2011+                          7.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.9% ON 20% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS February 28, 2001

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.6%)
            Educational Facilities Revenue (7.8%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50%   05/01/11    $ 1,730,272
   2,000    San Diego County, California, The Burnham Institute COPs....   6.25    09/01/29      2,062,120
   2,000    Volusia County Educational Facilities Authority, Florida,
             Embry-Riddle Aeronautical University Ser 1996 A............   6.125   10/15/26      2,070,600
   3,000    South Berwick, Maine, Berwick Academy Ser 1998..............   5.55    08/01/23      2,785,830
            New Hampshire Higher Educational & Health Facilities
             Authority,
   1,500     Brewster Academy Ser 1995..................................   6.75    06/01/25      1,511,745
   2,000     Colby-Sawyer College Ser 1996..............................   7.50    06/01/26      2,071,920
--------                                                                                       -----------
  12,100                                                                                        12,232,487
--------                                                                                       -----------

            Hospital Revenue (10.2%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
             Impr & Refg
             Ser 1999 B.................................................   5.625   09/01/28      1,861,520
   1,000    Maryland Health & Higher Educational Facilities Authority,
             University of Maryland Medical Ser 2000....................   6.75    07/01/30      1,063,410
            Massachusetts Health & Educational Facilities Authority,
   2,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      2,077,800
   3,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      3,104,730
   1,000    Michigan Hospital Finance Authority, Sinai Hospital of
             Greater Detroit
             Refg Ser 1995..............................................   6.70    01/01/26        839,940
            New Hampshire Higher Educational & Health Facilities
             Authority,
   1,000     Littleton Hospital Association Ser 1998 B..................   5.80    05/01/18        811,140
   2,000     Littleton Hospital Association Ser 1998 B..................   5.90    05/01/28      1,552,340
   2,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27      1,824,780
   3,000    Jefferson County Health Facilities Development Corporation,
             Texas, Baptist Health Care Ser 1991........................   8.875   06/01/21      2,877,330
--------                                                                                       -----------
  17,000                                                                                        16,012,990
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (21.6%)
   1,015    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT) ++...................................................  10.125   09/01/11      1,012,199
   2,000    Chicago, Illinois, United Airlines Inc. Refg Ser 2001 C.....   6.30    05/01/16      1,997,060
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,482,555
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
             (AMT)......................................................   6.55    04/15/27      2,048,480
   2,426    Holyoke, Massachusetts, McCormack/Partyka Ser 1990 (AMT)....   7.50    08/15/10      2,338,932
            Lapeer Economic Development Corporation, Michigan,
   1,945     Dott Manufacturing Co Ser 1989 B (AMT).....................   9.00    11/15/19      1,261,819
   1,905     Dott Manufacturing Co Ser 1989 A (AMT).....................  10.625   11/15/19      1,235,869

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS February 28, 2001 continued



PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Michigan Strategic Fund,
$    983     Kasle Steel Corp Ser 1989 (AMT)............................   9.375%  10/01/06    $   986,556
   5,207     Kasle Steel Corp Ser 1989 (AMT)............................   9.50    10/01/14      5,231,241
   1,340    Sanilac County Economic Development Corporation, Michigan,
             Dott Manufacturing Co Ser 1989 (AMT).......................  10.625   08/15/19        869,325
   2,000    New Jersey Economic Development Authority,
             Continental Airlines Inc Ser 2000 (AMT)....................   7.00    11/15/30      2,019,960
   2,000     Kapkowski Road Landfill Ser 1998 A.........................   6.375   04/01/31      2,020,020
   2,000    New York City Industrial Development Agency, New York,
             Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
             (AMT)......................................................   5.65    10/01/28      1,844,240
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A........   5.625   02/01/18      1,347,930
   2,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co
             Collateralized Ser 1995 B..................................   7.75    05/01/20      2,149,320
   1,000    Carbon County Industrial Development Authority, Pennsylvania
             Panther Creek Partners Refg 2000 Ser (AMT).................   6.65    05/01/10      1,024,690
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade LP Ser 1994 A (AMT)..................   7.55    01/01/19      2,830,410
   2,000    Upshur County, West Virginia, TJ International Inc Ser 1995
             (AMT)......................................................   7.00    07/15/25      2,100,780
--------                                                                                       -----------
  35,821                                                                                        33,801,386
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (4.2%)
   3,065    Boulder County, Colorado, Village Place at Longmont Ser 1989
             A (AMT)....................................................   7.50    07/15/19      3,085,106
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21      2,011,380
  10,505     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21      1,533,974
--------                                                                                       -----------
  15,570                                                                                         6,630,460
--------                                                                                       -----------

            Mortgage Revenue - Single Family (8.4%)
   3,135    Colorado Housing Finance Authority, 1998 Ser B-3............   6.55    05/01/25      3,466,338
   1,480    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)...   6.45    09/01/29      1,623,382
   2,500    Missouri Housing Development Commission, Homeownership
             GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)................   7.50    03/01/31      2,853,850
   4,990    Ohio Housing Finance Agency, Residential GNMA-Collateralized
             1996 Ser B-2 (AMT).........................................   6.10    09/01/28      5,175,928
            Utah Housing Finance Agency,
      55     Ser 1990 A-2 (AMT).........................................   7.80    07/01/10         55,506
      45     Ser 1990 A-2 (AMT).........................................   7.875   07/01/22         45,372
--------                                                                                       -----------
  12,205                                                                                        13,220,376
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (10.6%)
   2,185    Arkansas Development Finance Authority, Wynwood Nursing
             Center Ser 1989 (AMT)......................................  10.50    11/01/19      2,245,546
   2,000    Orange County Health Facilities Authority, Florida,
             Westminister Community Care Services Inc Ser 1999..........   6.75    04/01/34      1,770,080
   3,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25      3,582,900

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS February 28, 2001 continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  3,085    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990................  10.25%   01/01/20    $ 2,765,548
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,052,320
   1,425    Massachusetts Development Finance Agency, New England Center
             for Children Ser 1998......................................   5.875   11/01/18      1,199,494
   1,000    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Civic Facility Ser 1999.........   6.15    06/01/19        859,700
   4,768    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (a)........  10.125   05/01/19      2,379,852
   2,500    Tarrant County Health Facilities Development Corporation,
             Texas, 3927 Foundation Inc Ser 1989 (a)....................  10.125   09/01/09        752,775
--------                                                                                       -----------
  20,963                                                                                        16,608,215
--------                                                                                       -----------

            Public Facilities Revenue (0.6%)
   1,000    Orange County Community Facilities District #86-2,
             California, 1998 Ser A.....................................   5.55    08/15/17        965,470
--------                                                                                       -----------

            Recreational Facilities Revenue (8.0%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama
             VisionLand Ser 1999 (a)....................................   6.375   02/01/29        998,820
   2,000    Sacramento Financing Authority, California, Convention
             Center Hotel 1999 Ser A....................................   6.25    01/01/30      1,966,740
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (b).....................................   6.40    09/01/11      1,089,487
   1,000     Special 1997 Ser B (b).....................................   5.75    09/01/27        969,600
   2,000    Overland Park Development Corporation, Kansas, Convention
             Center Hotel Ser 2000 A....................................   7.375   01/01/32      2,005,320
   2,500    American National Fish & Wildlife Museum District, Missouri,
             Ser 1999...................................................   7.00    09/01/19      2,415,900
   3,000    Saint Louis Industrial Development Authority, Missouri, Kiel
             Center Refg Ser 1992 (AMT).................................   7.75    12/01/13      3,100,860
--------                                                                                       -----------
  13,510                                                                                        12,546,727
--------                                                                                       -----------

            Retirement & Life Care Facilities Revenue (12.0%)
   1,940    Pima County Industrial Development Authority, Arizona,
             Country Club at La Cholla Ser 1990 (AMT)...................   8.50    07/01/20      2,092,465
   1,000    St Johns County Industrial Development Authority, Florida,
             Glenmoor Ser 1999 A........................................   8.00    01/01/30        981,090
   1,500    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.75    07/01/23      1,227,120
            New Jersey Economic Development Authority,
   2,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23      1,614,240
   1,000     United Methodist Homes Ser 1998............................   5.125   07/01/25        762,290
   2,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
             Ser 1996 (AMT).............................................   8.25    10/01/26      2,154,680
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.125   12/15/18      1,986,760
   1,800    Charleston County, South Carolina, Sandpiper Village Inc
             Refg Ser 1998..............................................   8.00    11/01/13      1,833,426

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS February 28, 2001 continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  2,000    Vermont Economic Development Authority, Wake Robin Corp Ser
             1999 A.....................................................   6.75%   03/01/29    $ 1,803,980
   4,936    Chesterfield County Industrial Development Authority,
             Virginia, Brandermill Woods Ser 1998.......................   6.50    01/01/28      4,317,333
--------                                                                                       -----------
  20,176                                                                                        18,773,384
--------                                                                                       -----------

            Tax Allocation Revenue (3.6%)
            Anne Arundel County, Maryland,
   2,000     Arundel Mills Ser 1999.....................................   7.10    07/01/29      2,084,500
   1,500     National Business Park Ser 2000............................   7.375   07/01/28      1,563,615
   1,869    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (b)....................................................   9.75    06/01/18      1,902,492
--------                                                                                       -----------
   5,369                                                                                         5,550,607
--------                                                                                       -----------

            Transportation Facilities Revenue (6.2%)
   4,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27      2,377,360
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      2,562,550
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (Ambac).........................................   5.85    10/01/13      2,175,520
   1,000    Nevada Department of Business and Industry, Las Vegas
             Monorial 2nd Tier Ser 2000.................................   7.375   01/01/40        976,750
   2,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50    08/15/28      1,676,360
--------                                                                                       -----------
  14,000                                                                                         9,768,540
--------                                                                                       -----------

            Water & Sewer Revenue (2.1%)
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27      2,130,160
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
             (FGIC).....................................................   0.00    09/01/30      1,203,180
--------                                                                                       -----------
   8,000                                                                                         3,333,340
--------                                                                                       -----------

            Other Revenue (1.3%)
   2,000    Capistrano Unified School District, California, Community
             Facilities District #98-2 Ladera Special Tax Ser 1999......   5.75    09/01/29      1,972,400
--------                                                                                       -----------

 177,714    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $159,810,627)............................   151,416,382
--------                                                                                       -----------
            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.6%)
   1,500    Idaho Health Facilities Authority, St Lukes Regional Medical
             Center Ser 2000 (FSA) (Demand 03/01/01)....................   3.15*   07/01/30      1,500,000
     800    Massachusetts Health & Educational Facilities Authority,
             Capital Assets Ser D (MBIA) (Demand 03/01/01)..............   3.05*   01/01/35        800,000
      90    Madison Heights Tax Increment Finance Authority, Michigan,
             Ser 1991...................................................   8.50    03/15/01         90,102
     200    South Fork Municipal Authority, Pennsylvania, Conemaugh
             Health Ser A (MBIA) (Demand 03/01/01)......................   3.15*   07/01/28        200,000
--------                                                                                       -----------

   2,590    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,590,000).............     2,590,102
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS February 28, 2001 continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------
$180,304    TOTAL INVESTMENTS (Cost $162,400,627) (c).............................     98.2%   $154,006,484
========

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................    1.8       2,744,422
                                                                                      -----    ------------

            NET ASSETS.............................................................   100.0%   $156,750,906
                                                                                      =====    ============

---------------------
 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ++    Joint exemption in locations shown.
  *    Current coupon of variable rate security.
 (a)   Non-income producing security; bond in default.
 (b)   Resale is restricted to qualified institutional investors.
 (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,560,452 and the aggregate gross unrealized depreciation is $11,954,595, resulting in net unrealized depreciation of $8,394,143.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.....................     0.6%
Arizona.....................     1.3
Arkansas....................     2.6
California..................     7.1
Colorado....................     5.8
Connecticut.................     1.3
District of Columbia........     0.6
Florida.....................     5.8
Idaho.......................     1.0
Illinois....................     2.3
Iowa........................     5.0
Kansas......................     1.3
Kentucky....................     1.3
Louisiana...................     0.7
Maine.......................     1.8
Maryland....................     3.0
Massachusetts...............     6.9
Michigan....................     7.9
Missouri....................     5.3
Nevada......................     0.6
New Hampshire...............     3.8
New Jersey..................     5.3
New York....................     3.1
Ohio........................     5.4
Pennsylvania................     4.4
South Carolina..............     1.2
Texas.......................     2.3
Utah........................     0.1
Vermont.....................     1.2
Virginia....................     8.5
West Virginia...............     1.3
Joint Exemptions*...........    (0.6)
                                ----
Total.......................    98.2%
                                ====

---------------------
* Joint exemptions have been included in each geographic location.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001

ASSETS:
Investments in securities, at value
 (cost $162,400,627)........................................  $154,006,484
Cash........................................................        13,132
Receivable for:
    Interest................................................     2,905,780
    Investments sold........................................        15,000
Prepaid expenses and other assets...........................        33,035
                                                              ------------

    TOTAL ASSETS............................................   156,973,431
                                                              ------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................        70,996
    Administration fee......................................        42,597
Accrued expenses and other payables.........................       108,932
                                                              ------------

    TOTAL LIABILITIES.......................................       222,525
                                                              ------------

    NET ASSETS..............................................  $156,750,906
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $176,305,742
Net unrealized depreciation.................................    (8,394,143)
Accumulated undistributed net investment income.............     2,677,673
Accumulated net realized loss...............................   (13,838,366)
                                                              ------------

    NET ASSETS..............................................  $156,750,906
                                                              ============

NET ASSET VALUE PER SHARE,
 18,535,245 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $8.46
                                                                     =====

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF OPERATIONS
For the year ended February 28, 2001

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $11,272,579
                                                              -----------

EXPENSES
Investment advisory fee.....................................      788,976
Administration fee..........................................      473,385
Professional fees...........................................       48,460
Transfer agent fees and expenses............................       46,555
Shareholder reports and notices.............................       39,805
Registration fees...........................................       25,267
Trustees' fees and expenses.................................       15,524
Custodian fees..............................................       10,640
Other.......................................................        5,926
                                                              -----------
    TOTAL EXPENSES..........................................    1,454,538

Less: expense offset........................................      (10,620)
                                                              -----------

    NET EXPENSES............................................    1,443,918
                                                              -----------

    NET INVESTMENT INCOME...................................    9,828,661
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................     (673,972)
Net change in unrealized depreciation.......................    2,815,210
                                                              -----------

    NET GAIN................................................    2,141,238
                                                              -----------

NET INCREASE................................................  $11,969,899
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE YEAR        FOR THE YEAR
                                                         ENDED               ENDED
                                                     FEBRUARY 28, 2001   FEBRUARY 29, 2000
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................    $  9,828,661        $ 10,391,459
Net realized gain (loss)...........................        (673,972)          1,355,636
Net change in unrealized depreciation..............       2,815,210         (17,243,365)
                                                       ------------        ------------

    NET INCREASE (DECREASE)........................      11,969,899          (5,496,270)

Dividends from net investment income...............      (9,595,822)        (10,058,818)
Decrease from transactions in shares of beneficial
 interest..........................................      (4,566,453)         (5,946,283)
                                                       ------------        ------------

    NET DECREASE...................................      (2,192,376)        (21,501,371)
NET ASSETS:
Beginning of period................................     158,943,282         180,444,653
                                                       ------------        ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,677,673 and $2,444,834, respectively).......    $156,750,906        $158,943,282
                                                       ============        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS February 28, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2001 aggregated $16,034,647 and $17,779,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,957. At February 28, 2001, the Fund had an accrued pension liability of $53,484 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 1999..................................  19,943,507   $199,436    $186,619,042
Treasury shares purchased and retired (weighted average
 discount 11.63%)*..........................................    (789,800)    (7,898)     (5,938,385)
                                                              ----------   --------    ------------
Balance, February 29, 2000..................................  19,153,707    191,538     180,680,657
Treasury shares purchased and retired (weighted average
 discount 11.75%)*..........................................    (618,462)    (6,185)     (4,560,268)
                                                              ----------   --------    ------------
Balance, February 28, 2001..................................  18,535,245   $185,353    $176,120,389
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------   -----------------  ------------------
December 26, 2000    $0.0425      March 9, 2001      March 23, 2001
  March 27, 2001     $0.0425      April 6, 2001      April 20, 2001
  March 27, 2001     $0.0425       May 4, 2001        May 18, 2001
  March 27, 2001     $0.0425      June 8, 2001       June 22, 2001

6. FEDERAL INCOME TAX STATUS

At February 28, 2001, the Fund had a net capital loss carryover of approximately $14,287,000 which may be used to offset future capital gains to the extent provided by regulations which is available through February 28 of the following years:

                       AMOUNT IN THOUSANDS
----------------------------------------------------------------
        2003       2004       2005       2006       2009
       -------   --------   --------   --------   --------
       $ 6,076    $2,826     $4,292     $  801     $  292
       =======    ======     ======     ======     ======

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At February 28, 2001, the Fund did not hold positions in residual interest bonds.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED FEBRUARY 28*
                                                              ------------------------------------------------------------------
                                                                2001            2000**         1999          1998         1997
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................        $ 8.30           $ 9.05        $ 9.07        $ 8.79       $ 8.88
                                                                ------           ------        ------        ------       ------

Income (loss) from investment operations:
 Net investment income..................................          0.52             0.53          0.55          0.57         0.60
 Net realized and unrealized gain (loss)................          0.12            (0.81)        (0.04)         0.29        (0.05)
                                                                ------           ------        ------        ------       ------

Total income (loss) from investment operations..........          0.64            (0.28)         0.51          0.86         0.55
                                                                ------           ------        ------        ------       ------

Less dividends from net investment income...............         (0.51)           (0.51)        (0.53)        (0.58)       (0.64)
                                                                ------           ------        ------        ------       ------

Anti-dilutive effect of acquiring treasury shares.......          0.03             0.04            --            --           --
                                                                ------           ------        ------        ------       ------

Net asset value, end of period..........................        $ 8.46           $ 8.30        $ 9.05        $ 9.07       $ 8.79
                                                                ======           ======        ======        ======       ======

Market value, end of period.............................        $ 8.00           $ 7.25        $8.688        $9.063       $8.625
                                                                ======           ======        ======        ======       ======

TOTAL RETURN+...........................................         18.10%          (10.96)%        1.77%        12.08%        5.94%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          0.92%(1)         0.94%(1)      0.94%         0.95%(1)     1.01%(1)

Net investment income...................................          6.23%            6.04%         5.99%         6.37%        6.87%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................      $156,751         $158,943      $180,445      $181,223     $175,573

Portfolio turnover rate.................................            10%              19%           20%           12%          21%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** For the year ended February 29.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 28, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 2000 and the financial highlights for each of the respective stated periods ended February 29, 2000 were audited by other independent accountants whose report, dated April 14, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II as of February 28, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 10, 2001

                      2001 FEDERAL TAX NOTICE (unaudited)

         For the year ended February 28, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

MORGAN STANLEY
DEAN WITTER
MUNICIPAL INCOME
OPPORTUNITIES TRUST II


Annual Report
February 28, 2001